Unaudited Quarterly Results (Tables)	12 Months Ended
Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information

(amounts in thousands)	(Unaudited) 2018 Quarter Ended				(Unaudited) 2017 Quarter Ended
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	First Quarter(1)	Second Quarter	Third Quarter	Fourth Quarter
Revenues	$54,253	$60,614	$62,464	$65,171	$37,428	$37,742	$38,608	$51,127
Operating loss	4,468	12,049	12,987	13,806	(26,173)	(4,734)	(2,555)	7,891

Net loss	(5,772)	800	(353)	(7,373)	(34,564)	(13,418)	(10,674)	(1,068)

Basic earnings (loss) per share	$(0.08)	$0.01	$(0.01)	$(0.11)	$(0.48)	$(0.19)	$(0.15)	$(0.01)

Diluted earnings (loss) per share	$(0.08)	$0.01	$(0.01)	$(0.11)	$(0.48)	$(0.19)	$(0.15)	$(0.01)

Basic weighted average common shares outstanding	72,702	72,494	72,749	69,387	71,735	71,804	71,936	71,702
Diluted weighted average common shares outstanding	72,702	74,718	72,749	69,387	71,735	71,804	71,936	71,702